Fair Value Measurements - Schedule of Fair Value of Private Placement Warrants Estimated Using Black-Scholes-Merton Option Pricing Model (Details) - Private Placement Warrant	Dec. 31, 2021	Sep. 30, 2021	Sep. 01, 2021
Volality
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	40.50	34.50	25.00
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	6.40	8.72	8.80
Expected Life of the Options to Convert
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	4.669	4.919	5.000
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	1.22	0.98	0.78
Dividend Yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	0.00	0.00	0.00